Stockholders' Equity - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Jan. 20, 2003	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares authorized		5,000,000	5,000,000
Preferred stock, issued		0	0
Preferred stock, outstanding
Common stock, shares authorized		150,000,000	150,000,000
Common stock, par value		$ 0.001	$ 0.001
Common stock, shares issued		62,937,966	60,918,391
Common stock, shares outstanding		62,937,966	60,918,391
Value per right under existing stockholder rights plan	$ 0.0001
Minimum percentage of stock possessed by optionee at the time of grant		10.00%
Options, exercisable period		P4Y
Allocated stock-based compensation expense		$ 26,154,000	$ 21,202,000	$ 15,792,000
Exercise prices for options outstanding, lower range		$ 14.21
Exercise prices for options outstanding, upper range		$ 24.18
On Grant Date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value of option exercisable prices		100.00%
Five years after the date of grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value of option exercisable prices		110.00%
Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of forfeiture rate for estimation of restricted shares		9.50%
Allocated stock-based compensation expense		26,200,000	21,200,000	15,800,000
Unrecognized share-based compensation cost		40,500,000
Weighted-average period over which unrecognized share-based compensation will be recognized "in years"		2 years 6 months
Restricted Shares | Employees and Executives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of restrictions lapse over four years		25.00%
Percentage of restrictions lapse over three years		33.00%
Restricted Shares | Board Members
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of restrictions lapse after one year		100.00%
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of exercisable options		498,493	762,247	1,612,451
Weighted average exercise price of exercisable options		$ 17.66	$ 17.47	$ 13.55
Issuance of common stock upon exercise of stock options (in shares)		263,754	850,204	370,874
Market value of outstanding stock		15,600,000	41,300,000	13,500,000
Total intrinsic value of options exercised		11,400,000	32,800,000	8,100,000
Cash received from stock options exercised		$ 4,200,000	$ 8,500,000	$ 5,400,000